Subsequent Events - Additional Information (Detail) - Successor [Member] - USD ($)	Apr. 08, 2015	Mar. 31, 2015	Dec. 31, 2013
Subsequent Event [Line Items]
Share-based compensation expense		$ 8,600,000	$ 9,700,000
2013 Plan [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based compensation expense	$ 8,000,000
The Carlyle Group L.P. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of ownership after transaction (below 50%)	50.00%
The Carlyle Group L.P. [Member] | Secondary Offering [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued in transaction	40,000,000
Sale of stock, price per share (dollars per share)	$ 28.00
Proceeds from issuance of common stock	$ 0
The Carlyle Group L.P. [Member] | Over-Allotment Option [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued in transaction	6,000,000
The Carlyle Group L.P. [Member] | Private Placement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued in transaction	20,000,000
Sale of stock, price per share (dollars per share)	$ 28.00
Proceeds from issuance of common stock	$ 0